INCOME TAXES (Details) - Schedule of tax holiday and preferential tax rate - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Tax Holiday And Preferential Tax Rate Abstract
The aggregate amount of tax holiday and preferential tax rate	¥ (163,113)	¥ (6,522)	¥ (104,218)
-Basic and diluted	¥ (0.7)	¥ (0.03)	¥ (0.52)